Label	Element	Value
Dreyfus Class Prospectus | GENERAL MONEY MARKET FUND, INC. | General Money Market Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
Dreyfus Class

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund". The reclassification of the fund's shares as a series will have no impact on fund shareholders and references to the "fund" as of the Effective Date will be to Dreyfus Money Market Fund.

As of the Effective Date, the fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets.

As of the Effective Date, the fund's Dreyfus Class shares will be re-named "Premier shares".

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Risk/Return [Heading]	rr_RiskReturnHeading	General Money Market Fund, Inc.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dreyfus Class Prospectus | GENERAL MONEY MARKET FUND, INC. | General Money Market Fund, Inc. | Dreyfus Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none	[1]
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.26%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	331
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	27
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	84
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 331

[1]	Amount was less than 0.01%.
[2]	Restated to reflect current management fees.